Stockholders’ Equity (Details Textual)					1 Months Ended			3 Months Ended	5 Months Ended
	Aug. 11, 2017 USD ($) $ / shares shares	Apr. 04, 2017 USD ($) $ / shares shares	Oct. 13, 2016 shares	Aug. 11, 2016 USD ($) $ / shares shares	Apr. 30, 2017 USD ($)	Jan. 18, 2017 USD ($) shares	Oct. 16, 2016 shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 21, 2017 $ / shares shares	Dec. 19, 2016 shares	Nov. 04, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.20	$ 1.18
Common Stock Value To Be Issued								$ 3,120,644	$ 3,120,644	$ 9,375
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								May 15, 2019
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								$ 538,000	$ 538,000	$ 82,816
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								2 years 10 months 13 days		2 years 9 months 18 days
Share-Based Compensation								$ 286,149		$ 1,105,769
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Common Stock, Par Or Stated Value Per Share | $ / shares								$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized | shares								100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued | shares								22,056,461	22,056,461	22,047,531
Common Stock, Shares, Outstanding | shares								22,056,461	22,056,461	22,047,531
Stockholders' Equity Note, Stock Split, Conversion Ratio	4.13607
Stock Repurchase Program, Authorized Amount	$ 2,952			$ 2,952
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares	$ 0.0002			$ 0.0002
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares	7,966,070			7,966,070									4,094,708
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				beginning August 1, 2016 with one-third vesting on August 1, 2017 and the balance monthly over the remaining two years
Recapitalization, Number Of Shares Transfer To Escrow Account | shares								4,094,708	4,094,708	4,094,708
Number Of Shares In Escrow Subject To Performance Condition | shares								4,381,003	4,381,003	4,381,003
Common Stock Share Percentage Escrowed								35.00%	35.00%	35.00%
Percentage Of Escrow Shares To Be Released Subject To Performance Condition								95.50%	95.50%	72.50%
Payments for Brokerage Fees		$ 188,250
Reclassification Of Share based Compensation To Website Development Costs								$ 212,156		$ 139,375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										1,169,607	20,000
Proceeds from Issuance of Private Placement								3,515,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								286,149		$ 1,037,927
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								$ 0		$ 67,842
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares										239,000
TheMaven Network, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	12,209,677			12,209,677
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								2 years 4 months 24 days		2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			62,041				245,434		12,209,677	12,209,677
Share-Based Compensation								$ 270,653		$ 1,093,977
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options								$ 4,175,000	$ 4,175,000	$ 3,953,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares								12,517,152	12,517,152	12,517,152
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								$ 270,653		$ 1,026,135
Restricted Stock [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								0		$ 67,842
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								15,496
Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-Based Compensation								$ 1,782
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares												5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares								1,280,000		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Stock Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.05	$ 1.05	$ 0.95
Stock Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								1.33	1.33	1.09
Stock Warrants [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								1.11	1.11	$ 1.05
Recapitalization [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										May 15, 2019
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.17
Share Based Compensation Arrangement By Share Based Payment Award, Options, Shares Assumed For Recapitalization | shares								175,000		175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Shares Assumed For Recapitalization, Weighted Average Exercise Price | $ / shares										$ 0.17
Recapitalization [Member] | Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.20	$ 0.20	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date									Nov. 04, 2021	Nov. 04, 2021
Share Based Compensation Arrangements By Share Based Payment Award, Equity Instruments Other Than Options, Shares Assumed Through Recapitalization | shares									1,169,607	1,169,607
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								$ 1,216,000	$ 1,216,000	$ 994,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares						8,929
Stock Issued During Period, Value, New Issues						$ 9,375
Adjustments to Additional Paid in Capital, Other		$ 424,000
Share Price | $ / shares		$ 1.00
Proceeds from Issuance of Private Placement		$ 3,765,000			$ 3,500,000
Subsequent Event [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,765,000
Proceeds from Issuance of Private Placement		$ 3,765,000
Subsequent Event [Member] | Non Cash Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Adjustments to Additional Paid in Capital, Other		201,000
Subsequent Event [Member] | MDB Capital Group Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Payments for Brokerage Fees		$ 188,250
Stock Issued During Period, Shares, Issued for Services | shares		162,000
Stock Incentive 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										Dec. 28, 2026
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares												1,670,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								764,137		100,137
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 1.02
Share-Based Compensation								$ 17,278		$ 5,542
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares			62,041
Directors Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Value, New Issues										$ 6,250
Directors Two [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares						5,953
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares			245,434